                                  [AMF LOGO]


                         ASSET MANAGEMENT FUND, INC.
                            111 East Wacker Drive
                              Chicago, IL 60601



















                                  [AMF LOGO]
                         ASSET MANAGEMENT FUND, INC.
















                                ANNUAL REPORT
                               October 31, 1995

--------------------------------------------------------------------------------

December 15, 1995

Dear Shareholder:

  The Directors and Officers of the Asset Management Fund, Inc. are pleased to send the Annual Report to Shareholders for the twelve months ended October 31, 1995.

  As 1995 comes to a close, it appears that the Federal Reserve has completed their "Pre-Emptive Strike" against inflationary expectations which began in February of 1994. Long term interest rates during 1995 have now come full circle from the lows of October 1993 when the long bond was about 6% to the highs of October 1994 of about 8%. At this writing, the long term Treasury Bond has just rallied back to 6.00%. Now that the Fed seems to have achieved their goal of orchestrating a "soft landing" for the economy, many economists are looking forward to a decline in short term rates to complement the declines already achieved in long term rates.

  We are pleased to report that the AMF Portfolios fully participated in the bull market rally of 1995. By extending maturities somewhat and by having only limited exposure to callable investments, the portfolio managers were able to capture the bulk of this rally. The rally of 1995 has almost totally reversed the effects of the "bear" market of 1994, and the Total Rates of Return for the combined periods are certainly back on the long term track.

  The AMF Portfolios continue to fulfill their stated objectives and have consistently ranked high within various industry comparative reports produced by mutual fund analytical services. In its October 1995 discussion of the performance of the AMF Adjustable Rate Mortgage (ARM) Portfolio, for example, Morningstar stated that "The ARM Portfolio has yet to encounter a market that it can't handle. Management . . . has done enough maneuvering to keep it ahead of its peers in both bull and bear markets." Of course, past performance is not necessarily an indication of future results and return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Morningstar is a nationally recognized mutual fund analytic firm.

  The AMF team remains committed to providing professional asset management and will continue to manage these portfolios in a manner consistent with the objectives of our shareholders. Thank you for investing with the Asset Management Fund.

Sincerely,


Rodger D. Shay
President

--------------------------------------------------------------------------------

ASSET MANAGEMENT FUND REVIEW

  The AMF portfolios are very proud of their record and performance. Each portfolio was designed for a specific market sector and they have been managed to consistently meet the objectives desired by shareholders. The best illustration of the success of these portfolios is the fact that as of 10/31/95, each portfolio attained a 4-star ranking from the highly-respected Morningstar Mutual Fund Service.1 These rankings point out the consistent and high-quality management strategies that are employed in each portfolio. They also indicate a devotion to a conservative investment philosophy that has helped AMF avoid certain high risk securities that led to highly publicized problems at other funds. AMF is dedicated to continuing this success and producing solid value for our shareholders.

  A short review of the past year is presented below for each portfolio.

  SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO produced a solid 8.94% total return for the year ending October 31, 1995. This was accomplished by extending the fund's duration throughout the year as interest rates continued moving lower. In addition, by investing strictly in 1-5 year Treasury securities, the Portfolio avoided any concerns with prepayments. Moving forward, the Portfolio will continue its use of short-term Treasury issues to provide the safety and liquidity desired by shareholders. This strategy provides the flexibility needed to react to changes in the bond market as they occur.

  ADJUSTABLE RATE MORTGAGE PORTFOLIO showed a total return of 8.02% for the year ending October 31, 1995. This return continued to exhibit the ARM Portfolio's ability to perform in all interest rate environments. Performance was further enhanced in the past year by shifting a portion of the assets into COFI indexed issues and slower resetting coupons, a profitable strategy especially as interest rates declined throughout the year. Once again, continuous, active and professional management can provide consistent performance for shareholders.

  INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO produced a solid double-digit return of 10.63% for the year ending October 31, 1995. The duration of this portfolio was extended throughout the year as interest rates continued their trend to lower levels. Additionally, as spreads tightened on some mortgage issues, Treasury holdings were increased to provide additional price appreciation. This strategy is continually monitored to ensure that the Portfolio moves between the various market sectors to enhance its performance.

  U.S. GOVERNMENT MORTGAGE SECURITIES had a total return of 12.37% for the year ending October 31, 1995, its best performance since 1991. The dramatic decline in long-term interest rates paved the way for this performance. The Portfolio positioned itself with lower coupons and seasoned mortgage-backed securities in order to avoid the pitfalls of rising prepayments and capture significant price appreciation. This active style of management has served the Portfolio well and will continue to be fundamentally important to long-term performance.

---------------

    1 Morningstar ratings are calculated from a fund's 3-, 5-, and 10 year average annual returns in excess of 90-day Treasury Bill returns, including loads, if appropriate, and a risk factor that reflects fund performance below 3-month Treasury Bill monthly returns. 22.5% of the funds in a category receive 4 stars. The number of funds within the Taxable Fixed-Income category as of 10/31/95 is 718, 422 and 137 on a 3, 5, and 10 year basis, respectively. Morningstar ratings are subject to change every month. Past performance is no guarantee of future results. From time to time, the Fund's adviser has waived its management fee, which has resulted in higher returns.

               INVESTMENT COMPARISON
    Comparison of change in value of
    $10,000 investment for the years
                    ended October 31



SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO

             [GRAPH]

          SUSGSP     L-SHGOVT
1985     10,000       10,000
1986     11,122       11,221
1987     11,698       11,802
1988     12,592       12,703
1989     13,664       13,904
1990     14,782       15,133
1991     16,460       17,010
1992     17,895       18,394
1993     19,003       19,460
1994     19,184       19,685
1995     20,900       21,284



This graph compares the performance of the Short U.S. Government Securities Portfolio to the Lehman Short Government 1-3 Year Index, showing returns for U.S. government and agency securities.

Short U.S. Government Securities Portfolio Average Annual Return


  One                    Five                  Ten
  Year                   Year                  Year
-------------------------------------------------------
 8.94%                   7.17%                 7.88%





ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO

             [GRAPH]

         ARM       L-SHGOVT     L-ARM
1990    10,000      10,000     10,000
1991    10,090      10,189     10,090
1992    10,600      10,673     10,680
1993    11,104      11,724     11,264
1994    11,330      11,956     11,292
1995    12,239      12,927     12,444



This graph compares the performance of the Adjustable Rate Mortgage (ARM) Portfolio to the Lehman Adjustable Rate Mortgage Index, showing all agency ARM securities, and the Lehman Short Government 1-2 Year Index.

Adjustable Rate Mortgage (ARM) Portfolio Average Annual Return


   One              From
   Year           Inception*
-------------------------------
  8.02%             5.03%


*From September 18, 1991

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

               INVESTMENT COMPARISON
    Comparison of change in value of
    $10,000 investment for the years
                    ended October 31



INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO

                 [GRAPH]

                  IMSP      L-MORT
        1986     10,000     10,000
        1987      9,790     10,410
        1988     11,251     11,839
        1989     12,445     13,165
        1990     12,839     14,280
        1991     14,947     16,694
        1992     16,402     18,054
        1993     17,768     19,479
        1994     17,558     19,191
        1995     19,424     21,995

This graph compares the performance of the Intermediate Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed securities.

Intermediate Mortgage Securities Portfolio Average Annual Return


   One       Five      From
   Year      Year    Inception*
  ------------------------------
  10.63%     8.63%     7.67%

*From November 7, 1986



U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

                 [GRAPH]

                 USGMSP     L-MORT
        1985     10,000     10,000
        1986     11,524     11,705
        1987     11,727     12,184
        1988     13,272     13,857
        1989     14,645     15,409
        1990     15,762     16,712
        1991     18,283     19,539
        1992     19,729     21,131
        1993     21,254     22,798
        1994     20,868     22,461
        1995     23,449     25,742

This graph compares the performance of the U.S. Government Mortgage Securities Portfolio to the Lehman U.S. Mortgage Index, showing all agency mortgage-backed securities.

U.S. Government Mortgage Securities Portfolio Average Annual Return


  One     Five     Ten
  Year    Year     Year
-------------------------
 12.37%   8.22%    8.90%

Past performance is not predictive of future results. Lehman indices represent unmanaged groups of bonds that differ from the composition of each AMF portfolio. The Lehman indices do not include a reduction in return for expenses.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                       PERCENTAGE
                                                         OF NET                    PAR
                                                         ASSETS      MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...................................     97.6%
  Federal Home Loan Mortgage Corporation
       5.82%                                                         11/01/95    $ 21,000   $ 21,000,000
                                                                                            ------------
  Student Loan Marketing Association -- weekly reset
       5.60%                                                         11/09/95      10,000     10,000,000
       5.67%                                                         04/11/96       5,000      5,000,000
                                                                                            ------------
                                                                                              15,000,000
                                                                                            ------------
     TOTAL AGENCY OBLIGATIONS
          (Cost $36,000,000)                                                                  36,000,000
                                                                                            ------------
REPURCHASE AGREEMENT.................................      2.1%
  Daiwa Securities America, Inc.
       5.89% (Agreement dated 10/31/95, to be
     repurchased at $758,124 on 11/01/95;
     collateralized by $600,000 U.S. Treasury Bonds,
     8.75%, due 08/15/20. The market value of the
     collateral is $780,440.)
          (Cost $758,000)                                            11/01/95         758        758,000
                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES......................     99.7%
  (Cost $36,758,000)*                                                                       $ 36,758,000
                                                                                            ------------
OTHER ASSETS IN EXCESS OF LIABILITIES................      0.3%                                  111,370
                                                                                            ------------
Net Assets applicable to 36,869,370 Shares of Common
  Stock issued and outstanding.......................    100.0%                             $ 36,869,370
                                                                                            ============
Net Asset Value, offering and redemption price per
  share ($36,869,370 / 36,869,370)                                                                 $1.00
                                                                                                  ======

--------------------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS..........................     95.5%
  U.S. Treasury Notes
       7.375%                                                      05/15/96    $  3,000   $   3,028,125
       6.875%                                                      10/31/96      25,000      25,304,687
       7.25%                                                       11/30/96      30,000      30,501,563
       7.25%                                                       02/15/98      20,000      20,665,625
       7.125%                                                      09/30/99      15,000      15,696,094
       7.75%                                                       11/30/99      15,000      16,050,000
       6.25%                                                       05/31/00       8,000       8,140,000
       6.125%                                                      07/31/00       5,000       5,063,281
       6.125%                                                      09/30/00      35,000      35,448,438
                                                                                          -------------
     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $156,485,362)                                                               159,897,813
                                                                                          -------------
REPURCHASE AGREEMENT...............................      3.6%
  Daiwa Securities America, Inc.
       5.89% (Agreement dated 10/31/95, to be
     repurchased at $5,952,974 on 11/01/95;
     collateralized by $6,165,000 U.S. Treasury
     Bonds, 6.25%, due 08/15/23. The market value
     of the collateral is $6,100,251.)
          (Cost $5,952,000)                                        11/01/95       5,952       5,952,000
                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES....................     99.1%
  (Cost $162,437,362)*                                                                    $ 165,849,813
                                                                                          -------------
OTHER ASSETS IN EXCESS OF LIABILITIES..............      0.9%                                 1,493,243
                                                                                          -------------
Net Assets applicable to 15,666,139 Shares of
  Common Stock issued and outstanding..............    100.0%                             $ 167,343,056
                                                                                          =============
Net Asset Value, offering and redemption price per
  share ($167,343,056 / 15,666,139)                                                              $10.68
                                                                                                =======

-------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is $162,426,946. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $3,426,030; excess of tax cost over value ($3,163).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)        VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*..............................     75.0%
Treasury Based ARMS................................     25.3%
  Federal Home Loan Mortgage Corporation
       7.58%                                                        05/01/23   $18,290    $ 18,650,034
  Federal National Mortgage Association
       8.07%                                                        12/01/21     9,631      10,004,614
  Government National Mortgage Association
       5.50%                                                        10/20/25    34,300      34,010,594
  Citicorp 1992-18 CL A-1
       7.75%                                                        10/25/22    38,640      39,279,620
  Fund America 1993A CL A-1
       7.64%                                                        06/25/23    23,062      23,415,010
  Housing Securities, Inc. 1992 SL-1 CL A-1
       8.55%                                                        05/25/16    26,463      27,256,612
  Resolution Trust Corp. Series 1993-3 CL A-7
       7.99%                                                        11/25/22    14,181      14,398,458
  Resolution Trust Corp. Series 1992-1 CL A-1
       7.66%                                                        05/25/28    17,286      17,491,583
  Resolution Trust Corp. Series 1995-2 CL A-3
       7.1171%                                                      05/25/29    32,356      32,618,954
  Ryland Mortgage Securities Corp. 1991-10 CL A-2
       7.68%                                                        06/25/21     8,331       8,357,072
                                                                                          ------------
          (Cost $224,667,377)                                                              225,482,551
                                                                                          ------------
11th District Federal Home Loan Bank Cost of Funds
  (COFI) Based ARMS................................    12.4 %
  Federal Home Loan Mortgage Corporation
       6.60%                                                        03/01/25    24,562      24,929,945
       6.39%                                                        06/01/30    36,238      36,113,247
  Federal National Mortgage Association
       5.694%                                                       08/25/04    19,695      18,919,509
       6.179%                                                       06/25/07    11,514      11,356,001
       6.43%                                                        11/01/27    12,033      12,085,247
  Residential Funding Mortgage Securities 93-S42
       6.19%                                                        10/25/08     7,703       7,378,436
                                                                                          ------------
          (Cost $108,631,759)                                                              110,782,385
                                                                                          ------------
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)        VALUE
------------------------------------------------------------------------------------------------------
Six Month Certificates of Deposit Based ARMS.......     10.9%
  Federal National Mortgage Association
       7.50%                                                        01/01/22   $14,450    $ 14,585,735
       7.23%                                                        10/01/22    15,108      15,206,618
       7.55%                                                        12/01/22    20,715      20,864,152
       7.70%                                                        02/01/23    10,664      10,840,118
  Salomon Brothers 1992-4
       7.80%                                                        09/25/22    13,262      13,465,274
  Sears Mortgage 1992-16
       7.75%                                                        10/25/22    21,737      21,981,737
                                                                                          ------------
          (Cost $96,884,204)                                                                96,943,634
                                                                                          ------------
London Interbank Offering Rate (LIBOR)
  Based ARMS.......................................     26.4%
  Federal Home Loan Mortgage Corporation
       6.488%                                                       06/15/07    15,826      15,875,900
       8.14%                                                        12/01/22    14,089      14,449,786
       7.57%                                                        09/01/24    17,483      17,936,309
  Capstead 1992-14
       7.50%                                                        10/25/22    43,991      44,417,196
  Donaldson, Lufkin, Jenrette Acc. Corp. 1992-6
       7.85%                                                        07/25/22    62,520      63,106,135
  Donaldson, Lufkin, Jenrette Acc. Corp. 1992-9
       7.15%                                                        10/25/22    31,920      32,168,997
  Ryland Mortgage Securities Corp. 1991-16 CL A-1
       7.10%                                                        09/25/21    11,607      11,614,511
  Ryland Mortgage Securities Corp. 1991-15 CL A-1
       7.20%                                                        09/25/22    12,251      12,259,119
  Saxon Mortgage 1993-1 CL A-1
       8.60%                                                        02/25/23    23,195      23,520,894
                                                                                          ------------
          (Cost $235,125,770)                                                              235,348,847
                                                                                          ------------
          TOTAL ADJUSTABLE RATE
            MORTGAGE-RELATED SECURITIES
               (Cost $665,309,110)                                                         668,557,417
                                                                                          ------------
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.............     10.1%
     Federal Home Loan Mortgage Corporation
        8.00%                                                      06/01/14    $ 10,504   $  10,805,992
       10.50%                                                      12/01/20       5,997       6,509,919
     Federal Home Loan Mortgage Corporation Gold
        6.00%                                                      09/01/02      19,580      19,329,203
        6.50%                                                      06/01/10      19,335      19,196,153
        7.50%                                                      06/01/10      18,888      19,266,214
     Residential Funding Mortgage Securities 94-S9
        6.50%                                                      03/25/24      15,032      14,985,331
                                                                                          -------------
          TOTAL FIXED RATE MORTGAGE-
            RELATED SECURITIES
               (Cost $89,256,170)                                                            90,092,812
                                                                                          -------------
U.S. TREASURY OBLIGATIONS..........................     10.4%
     U.S. Treasury Notes
        6.875%                                                     10/31/96      61,000      61,743,438
        7.375%                                                     11/15/97      10,000      10,326,563
        6.125%                                                     05/15/98      11,000      11,116,875
        5.875%                                                     08/15/98      10,000      10,048,437
                                                                                          -------------
          TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $91,869,941)                                                               93,235,313
                                                                                          -------------
REPURCHASE AGREEMENT...............................      4.2%
  Daiwa Securities America, Inc.
       5.89% (Agreement dated 10/31/95, to be
     repurchased at $37,274,097 on 11/01/95;
     collateralized by $32,915,000 U.S. Treasury
     Bonds, 7.50%, due 11/15/16. The market value
     of the collateral is $38,138,915.)
          (Cost $37,268,000)                                       11/01/95      37,268      37,268,000
                                                                                          -------------
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                                           PERCENTAGE
                                                                             OF NET
                                                                             ASSETS          VALUE
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES..........................................     99.7%
  (Cost $883,703,221)**                                                                  $ 889,153,542
                                                                                         -------------
OTHER ASSETS IN EXCESS OF LIABILITIES....................................      0.3%          2,384,655
                                                                                         -------------
Net Assets applicable to 89,713,434 Shares of Common Stock issued and
  outstanding............................................................    100.0%      $ 891,538,197
                                                                                         =============
Net Asset Value, offering and redemption price per share
  ($891,538,197 / 89,713,434)                                                                    $9.94
                                                                                                ======

------------------------------------------------------------------------------------------------------

 * The interest rates shown are the rates at October 31, 1995.

** Aggregate cost for Federal income tax purposes is $883,487,354. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $6,295,712; excess of tax cost over value ($629,524).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)         VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.............     69.0%
Collateralized Mortgage Obligations................     22.6%
  Federal Home Loan Mortgage Corporation
      5.50%                                                        12/15/13    $ 20,000   $  19,768,750
      5.50%                                                        04/15/20      12,869      12,518,708
  Merrill Lynch Trust 43 B
      9.00%                                                        03/27/07       1,532       1,540,378
  Pru-Home 1994-14 CL A-2
      6.40%                                                        04/25/09       8,514       8,490,119
                                                                                          -------------
          (Cost $42,183,434)                                                                 42,317,955
                                                                                          -------------
Pass Throughs......................................     46.4%
  Federal Home Loan Mortgage Corporation Gold......     31.3%
      6.50%, due 01/01/98 to 08/01/10                                            28,429      28,394,477
      7.50%, due 01/01/07 to 01/01/10                                            29,652      30,244,940
                                                                                          -------------
                                                                                             58,639,417
                                                                                          -------------
  Federal National Mortgage Association............     15.1%
      6.50%                                                        03/01/01      10,026      10,038,055
      6.50%                                                        01/01/02       6,226       6,234,246
      6.50%                                                        05/01/08      11,939      11,841,656
                                                                                          -------------
                                                                                             28,113,957
                                                                                          -------------
          (Cost $84,135,581)                                                                 86,753,374
                                                                                          -------------
     TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
          (Cost $126,319,015)                                                               129,071,329
                                                                                          -------------
U.S. TREASURY OBLIGATIONS..........................     27.1%
  U.S. Treasury Notes
      7.375%                                                       11/15/97      15,000      15,489,844
      6.875%                                                       03/31/00      10,000      10,412,500
      6.50%                                                        08/15/05      24,000      24,855,000
                                                                                          -------------
     TOTAL U.S. TREASURY OBLIGATIONS                                                         50,757,344
          (Cost $49,927,732)                                                              -------------
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET                    PAR
                                                       ASSETS      MATURITY     (000)         VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT...............................      3.6%
  Daiwa Securities America, Inc.
       5.89% (Agreement dated 10/31/95, to be
     repurchased at $6,710,098 on 11/01/95;
     collateralized by $5,925,000 U.S. Treasury
     Bonds, 7.50%, due 11/15/16. The market value
     of the collateral is $6,865,352.)
          (Cost $6,709,000)                                        11/01/95    $  6,709   $   6,709,000
                                                                                          -------------
TOTAL INVESTMENTS IN SECURITIES....................     99.7%
  (Cost $182,955,747)*                                                                    $ 186,537,673
                                                                                          -------------
OTHER ASSETS IN EXCESS OF LIABILITIES..............      0.3%                                   549,606
                                                                                          -------------
Net Assets applicable to 19,324,048 Shares of
  Common Stock issued and outstanding..............    100.0%                             $ 187,087,279
                                                                                          =============
Net Asset Value, offering and redemption
  price per share ($187,087,279 / 19,324,048)                                                     $9.68
                                                                                                 ======

------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) is as follows: excess of value over tax cost $3,850,139; excess of tax cost over value ($268,213).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1995

--------------------------------------------------------------------------------

                                                      PERCENTAGE
                                                        OF NET                    PAR
                                                        ASSETS      MATURITY     (000)        VALUE
-------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES..............     79.4%
  Government National Mortgage Association
     Obligations
     10.50%, due 02/15/18 to 11/15/18                                           $  1,127   $  1,245,239
     10.00%, due 03/15/19                                                          1,550      1,692,038
      9.00%, due 11/15/04 to 10/15/21                                              7,447      7,824,140
      8.50%, due 06/15/24                                                          4,949      5,152,067
      7.50%, due 02/15/24                                                         16,016     16,236,596
      7.00%, due 08/15/23 to 09/15/24                                             17,370     17,261,035
                                                                                           ------------
          (Cost $46,867,805)                                                                 49,411,115
                                                                                           ------------
U.S. TREASURY OBLIGATION............................      8.6%
  U.S. Treasury Note
      6.875%
          (Cost $5,358,491)                                         08/15/25       5,000      5,365,625
                                                                                           ------------
AGENCY OBLIGATION...................................      9.6%
  Federal Home Loan Mortgage Corporation
      5.82%
          (Cost $6,000,000)                                         11/01/95       6,000      6,000,000
                                                                                           ------------
REPURCHASE AGREEMENT................................      2.4%
  Daiwa Securities America, Inc.
      5.89% (Agreement dated 10/31/95, to be
     repurchased at $1,481,242 on 11/01/95;
     collateralized by $1,150,000 U.S. Treasury
     Bonds, 8.75%, due 05/15/20. The market value of
     the collateral is $1,521,000.)
          (Cost $1,481,000)                                         11/01/95       1,481      1,481,000
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES.....................    100.0%
  (Cost $59,707,296)*                                                                      $ 62,257,740
                                                                                           ------------
OTHER ASSETS IN EXCESS OF LIABILITIES...............                                                758
                                                                                           ------------
Net Assets applicable to 5,828,832 Shares of Common
  Stock issued and outstanding......................    100.0%                             $ 62,258,498
                                                                                           ============
Net Asset Value, offering and redemption price per
  share ($62,258,498 / 5,828,832)                                                                $10.68
                                                                                                =======

-------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is $59,699,193. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $2,560,657; excess of tax cost over value ($2,110).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1995

--------------------------------------------------------------------------------------------------------
                                                                                                 U.S.
                                                 SHORT U.S.     ADJUSTABLE     INTERMEDIATE   GOVERNMENT
                                      MONEY      GOVERNMENT    RATE MORTGAGE     MORTGAGE      MORTGAGE
                                      MARKET     SECURITIES        (ARM)        SECURITIES    SECURITIES
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income..............  $2,346,917   $11,310,902    $57,200,909    $ 13,336,288   $4,800,817
                                    ----------   -----------    -----------    ------------   ----------
     Operating expenses:
       Investment advisory fee....      62,352       409,187      3,902,873         673,111      151,437
       Distribution fee...........      62,352       245,512      2,168,263         288,476       90,862
       Administration fee.........      12,578        49,639        262,936          58,231       18,556
       Custodian fee..............      10,497        38,057        185,045          42,447       32,333
       Directors' fees............       3,430        13,024         70,948          15,801        4,687
       Transfer agent fee.........       5,688        12,162         35,717           5,443        3,528
       Legal......................       2,573        10,002         48,482          12,593        3,677
       Audit......................       3,272        12,434         62,490          15,547        4,488
       Other......................         501        19,220         18,333          10,480       13,391
                                    ----------   -----------   ------------    ------------   ----------
                                       163,243       809,237      6,755,087       1,122,129      322,959
       Fee waivers................     (62,352)          -0-     (2,601,916)       (384,634)         -0-
                                    ----------   -----------   ------------    ------------   ----------
          Total operating
            expenses..............     100,891       809,237      4,153,171         737,495      322,959
                                    ----------   -----------   ------------    ------------   ----------
          Net investment income...   2,246,026    10,501,665     53,047,738      12,598,793    4,477,858
                                    ----------   -----------   ------------    ------------   ----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) FROM INVESTMENT
  ACTIVITIES:
     Net realized loss............         -0-      (476,714)    (5,071,663)     (1,844,362)    (692,798)
     Net change in unrealized
       appreciation/depreciation
       of investments.............         -0-     3,838,561     17,505,230       8,398,746    3,311,968
                                    ----------   -----------   ------------    ------------   ----------
          Net gain on
            investments...........         -0-     3,361,847     12,433,567       6,554,384    2,619,170
                                    ----------   -----------   ------------    ------------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......  $2,246,026   $13,863,512    $65,481,305    $ 19,153,177   $7,097,028
                                    ==========   ===========   ============    ============   ==========
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1995 AND 1994

-----------------------------------------------------------------------------------------------------

                                                MONEY MARKET                SHORT U.S. GOVERNMENT
                                                  PORTFOLIO                  SECURITIES PORTFOLIO
                                        -------------------------------------------------------------
                                            1995            1994             1995           1994
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income............  $   2,246,026   $   2,002,573    $ 10,501,665   $  10,743,734
     Net gain (loss) on investments...            -0-          (2,394)      3,361,847      (9,008,217)
                                        -------------   -------------    ------------   -------------
       Net increase (decrease) in
          net assets resulting from
          operations..................      2,246,026       2,000,179      13,863,512       1,735,517
                                        -------------   -------------    ------------   -------------
  Dividends paid to stockholders:
     From net investment income.......     (2,243,632)     (2,002,573)    (10,501,665)    (10,743,734)
     From net realized capital
       gains..........................            -0-             -0-             -0-             -0-
                                        -------------   -------------    ------------   -------------
       Total dividends paid to
          stockholders................     (2,243,632)     (2,002,573)    (10,501,665)    (10,743,734)
                                        -------------   -------------    ------------   -------------
  Capital share transactions:
     Proceeds from sale of shares.....    389,839,779     785,801,344      31,763,091      64,361,378
     Shares issued to stockholders in
       reinvestment of dividends......      1,752,434       1,826,082       5,466,387       6,420,208
     Cost of shares repurchased.......   (437,694,716)   (812,579,510)    (52,987,943)   (117,739,139)
                                        -------------   -------------    ------------   -------------
       Increase (decrease) from
          capital share
          transactions................    (46,102,503)    (24,952,084)    (15,758,465)    (46,957,553)
                                        -------------   -------------    ------------   -------------
       Total increase (decrease) in
          net assets..................    (46,100,109)    (24,954,478)    (12,396,618)    (55,965,770)
Net Assets:
  Beginning of year...................     82,969,479     107,923,957     179,739,674     235,705,444
                                        -------------   -------------    ------------   -------------
  End of year.........................  $  36,869,370   $  82,969,479    $167,343,056   $ 179,739,674
                                        ==============  ==============   =============  ==============
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
           ADJUSTABLE RATE                         INTERMEDIATE                    U.S. GOVERNMENT
       MORTGAGE (ARM) PORTFOLIO                 MORTGAGE SECURITIES              MORTGAGE SECURITIES
                                                     PORTFOLIO                        PORTFOLIO
---------------------------------------------------------------------------------------------------------
         1995               1994               1995             1994            1995             1994
---------------------------------------------------------------------------------------------------------


    $   53,047,738     $    59,878,208     $ 12,598,793     $ 12,759,392     $ 4,477,858     $  5,020,990
        12,433,567         (33,645,502)       6,554,384      (15,729,199)      2,619,170       (6,523,547)
    --------------      --------------     ------------     ------------     -----------     ------------


        65,481,305          26,232,706       19,153,177       (2,969,807)      7,097,028       (1,502,557)
    --------------      --------------     ------------     ------------     -----------     ------------

       (53,047,738)        (59,878,208)     (12,598,793)     (12,759,392)     (4,477,858)      (5,020,990)

               -0-                 -0-              -0-              -0-             -0-         (954,935)
    --------------      --------------     ------------     ------------     -----------     ------------

       (53,047,738)        (59,878,208)     (12,598,793)     (12,759,392)     (4,477,858)      (5,975,925)
    --------------      --------------     ------------     ------------     -----------     ------------

       314,389,247         747,247,838        2,232,516       48,573,510       2,562,981       11,233,888

        26,963,939          35,979,127        7,468,823        7,390,876       1,875,444        2,557,748
      (508,162,846)     (1,275,978,551)     (42,595,593)     (44,839,567)     (5,411,804)     (38,694,066)
    --------------      --------------     ------------     ------------     -----------     ------------


      (166,809,660)       (492,751,586)     (32,894,254)      11,124,819        (973,379)     (24,902,430)
    --------------      --------------     ------------     ------------     -----------     ------------

      (154,376,093)       (526,397,088)     (26,339,870)      (4,604,380)      1,645,791      (32,380,912)

     1,045,914,290       1,572,311,378      213,427,149      218,031,529      60,612,707       92,993,619
    --------------      --------------     ------------     ------------     -----------     ------------
    $  891,538,197     $ 1,045,914,290     $187,087,279     $213,427,149     $62,258,498     $ 60,612,707
    ==============      ==============     ============     ============     ===========     ============
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                          YEAR ENDED OCTOBER 31,
                                      --------------------------------------------------------------
                                       1995         1994          1993          1992          1991
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year... $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                                      -------      -------      --------      --------      --------
Income from investment operations:
-------------------------------------
  Net investment income..............   .0547        .0346         .0277         .0358         .0595
  Net realized and unrealized gain
   (loss) on investments.............     -0-          -0-           -0-           -0-           -0-
                                      -------      -------      --------      --------      --------
       Total from investment
          operations.................   .0547        .0346         .0277         .0358         .0595
                                      -------      -------      --------      --------      --------
Less distributions:
--------------------
  Dividends paid to stockholders:
   From net investment income........  (.0547)      (.0346)       (.0277)       (.0358)       (.0595)
   From net realized gains...........     -0-          -0-           -0-           -0-           -0-
                                      -------      -------      --------      --------      --------
       Total distributions to
          stockholders...............  (.0547)      (.0346)       (.0277)       (.0358)       (.0595)
                                      -------      -------      --------      --------      --------
Net asset value, end of year......... $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                                      =======      =======      ========      ========      ========
Total return.........................   5.60%        3.51%         2.80%         3.64%         6.11%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in
   000's)............................ $36,869      $82,969      $107,924      $110,090      $131,291
  Ratio of expenses to average net
   assets............................   0.24%(1)     0.40%(1)      0.40%         0.41%         0.45%
  Ratio of net investment income to
   average net assets................   5.40%        3.34%         2.77%         3.54%         5.83%

----------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Money Market Portfolio for the years ended October 31, 1995 and 1994, the ratios of expenses to average net assets would have been .39% and .42%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                                                ----------------------------------------------------
                                                  1995       1994       1993       1992       1991
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year............  $  10.45   $  10.89   $  10.85   $  10.71   $  10.39
                                                --------   --------   --------   --------   --------
Income from investment operations:
------------------------------------------
  Net investment income.......................     .6746      .5396      .6155      .7652      .8308
  Net realized and unrealized gain (loss) on
   investments................................     .2300     (.4400)     .0400      .1400      .3200
                                                --------   --------   --------   --------   --------
       Total from investment operations.......     .9046      .0996      .6555      .9052     1.1508
                                                --------   --------   --------   --------   --------
Less distributions:
--------------------
  Dividends paid to stockholders:
     From net investment income...............    (.6746)    (.5396)    (.6155)    (.7652)    (.8308)
     From net realized gains..................       -0-        -0-        -0-        -0-        -0-
                                                --------   --------   --------   --------   --------
       Total distributions to stockholders....    (.6746)    (.5396)    (.6155)    (.7652)    (.8308)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $  10.68   $  10.45   $  10.89   $  10.85   $  10.71
                                                ========   ========   ========   ========   ========
Total return..................................     8.94%      0.95%      6.19%      8.72%     11.35%
Ratios/Supplemental data:
------------------------------
  Net assets, end of year (in 000's)..........  $167,343   $179,740   $235,705   $213,995   $309,791
  Ratio of expenses to average net assets.....     0.49%      0.47%      0.48%      0.50%      0.51%
  Ratio of net investment income to average
   net assets.................................     6.42%      5.04%      5.65%      7.15%      7.92%
  Portfolio turnover rate.....................      112%       195%       110%        43%        18%

----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                                           YEAR ENDED OCTOBER 31,
                                         ----------------------------------------------------------
                                           1995        1994         1993         1992       1991*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period.... $   9.78   $    10.02   $     9.98   $    10.01   $  10.00
                                         --------   ----------   ----------   ----------   --------
Income from investment operations:
----------------------------------
  Net investment income.................    .6035        .4396        .4267        .5235      .0783
  Net realized and unrealized gain
   (loss) on investments................    .1600       (.2400)       .0386       (.0295)     .0118
                                         --------   ----------   ----------   ----------   --------
     Total from investment operations...    .7635        .1996        .4653        .4940      .0901
                                         --------   ----------   ----------   ----------   --------
Less distributions:
-------------------
  Dividends paid to stockholders:
   From net investment income...........   (.6035)      (.4396)      (.4253)      (.5240)    (.0801)
   From net realized gains..............      -0-          -0-          -0-          -0-        -0-
                                         --------   ----------   ----------   ----------   --------
     Total distributions to
       stockholders.....................   (.6035)      (.4396)      (.4253)      (.5240)    (.0801)
                                         --------   ----------   ----------   ----------   --------
Net asset value, end of period.......... $   9.94   $     9.78   $    10.02   $     9.98   $  10.01
                                         ========   ==========   ==========   ==========   ========
Total return............................    8.02%        2.04%        4.76%        5.05%      7.73%(2)
Ratios/Supplemental data:
-------------------------
  Net assets, end of period (in
   000's)............................... $891,538   $1,045,914   $1,572,311   $1,189,309   $220,858
  Ratio of expenses to average net
   assets...............................    0.48%(1)     0.47%(1)     0.46%(1)     0.44%(1)   0.20%(1)(2)
  Ratio of net investment income to
   average net assets...................    6.12%        4.40%        4.34%        5.14%      6.47%(2)
  Portfolio turnover rate...............      68%          65%          30%          43%         0%

---------------------------------------------------------------------------------------------------

* Reflects operations for the period from September 18, 1991 (commencement of operations) through October 31, 1991.

(1) Without fee waivers for the Adjustable Rate Mortgage (ARM) Portfolio for the years ended October 31, 1995, 1994, 1993, and 1992 and the period ended October 31, 1991, the ratios of expenses to average net assets would have been .78%, .76%, .76%, .80%, and .79% (annualized), respectively.

(2) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                YEAR ENDED OCTOBER 31,
                                               --------------------------------------------------------
                                                 1995        1994        1993        1992        1991
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........   $   9.34    $  10.00    $   9.80    $   9.61    $   9.00
                                               --------    --------    --------    --------    --------
Income from investment operations:
----------------------------------
  Net investment income.....................      .6211       .5407       .5982       .7161       .8071
  Net realized and unrealized gain
   (loss) on investments....................      .3400      (.6600)      .1987       .1909       .6100
                                               --------    --------    --------    --------    --------
     Total from investment operations.......      .9611      (.1193)      .7969       .9070      1.4171
                                               --------    --------    --------    --------    --------
Less distributions:
-------------------
  Dividends paid to stockholders:
   From net investment income...............     (.6211)     (.5407)     (.5969)     (.7170)     (.8071)
   From net realized gains..................        -0-         -0-         -0-         -0-         -0-
                                               --------    --------    --------    --------    --------
     Total distributions to stockholders....     (.6211)     (.5407)     (.5969)     (.7170)     (.8071)
                                               --------    --------    --------    --------    --------
Net asset value, end of year................   $   9.68    $   9.34    $  10.00    $   9.80    $   9.61
                                               ========    ========    ========    ========    ========
Total return................................     10.63%      (1.18%)      8.33%       9.74%      16.41%
Ratios/Supplemental data:
-------------------------
  Net assets, end of year (in 000's)........   $187,087    $213,427    $218,032    $116,458    $ 59,298
  Ratio of expenses to average net assets...      0.38%(1)    0.39%(1)    0.37%(1)    0.43%(1)    0.63%
  Ratio of net investment income to average
   net assets...............................      6.55%       5.61%       5.94%       7.14%       8.71%
  Portfolio turnover rate...................       133%        358%        106%        226%         39%

-------------------------------------------------------------------------------------------------------

(1) Without fee waivers for the Intermediate Mortgage Securities Portfolio for the years ended October 31, 1995, 1994, 1993, and 1992, the ratios of expenses to average net assets would have been .58%, .59%, .57%, and .61%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                                     -----------------------------------------------
                                                      1995      1994      1993      1992      1991
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year.................  $ 10.23   $ 11.28   $ 11.26   $ 11.29   $ 10.61
                                                     -------   -------   -------   -------   -------
Income from investment operations:
----------------------------------
  Net investment income............................    .7703     .7296     .8306     .8924     .9504
  Net realized and unrealized gain (loss) on
   investments.....................................    .4500    (.9300)    .0195    (.0297)    .6800
                                                     -------   -------   -------   -------   -------
     Total from investment operations..............   1.2203    (.2004)    .8501     .8627    1.6304
                                                     -------   -------   -------   -------   -------
Less distributions:
-------------------
  Dividends paid to stockholders:
   From net investment income......................   (.7703)   (.7296)   (.8301)   (.8927)   (.9504)
   From net realized gains.........................      -0-    (.1200)      -0-       -0-       -0-
                                                     -------   -------   -------   -------   -------
     Total distributions to stockholders...........   (.7703)   (.8496)   (.8301)   (.8927)   (.9504)
                                                     -------   -------   -------   -------   -------
Net asset value, end of year.......................  $ 10.68   $ 10.23   $ 11.28   $ 11.26   $ 11.29
                                                     =======   =======   =======   =======   =======
Total return.......................................   12.37%    (1.82%)    7.76%     7.91%    16.00%
Ratios/Supplemental data:
-------------------------
  Net assets, end of year (in 000's)...............  $62,258   $60,613   $92,994   $72,505   $82,849
  Ratio of expenses to average net assets..........    0.53%     0.51%     0.51%     0.53%     0.54%
  Ratio of net investment income to average net
   assets..........................................    7.39%     6.81%     7.32%     7.91%     8.75%
  Portfolio turnover rate..........................     177%      376%      187%       64%       43%

----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

Asset Management Fund, Inc. (the "Fund") consists of five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio.

A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  Portfolio securities are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service or at prices provided directly by market makers. Portfolio securities for which market quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Directors and may include matrix pricing methods. Short-term instruments maturing within 60 days of the valuation date are valued based upon their amortized cost.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreements at not less than the repurchase price. Repurchase agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

OTHER

  Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management Co. (Adviser), which is equally owned by two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc. (formerly SCBA Assets Management, Inc.), serves as the Fund's investment adviser. Shay Assets Management, Inc. is controlled by Rodger D. Shay, the President of the Fund. The other half interest in the Adviser is held by ACB Assets Management, Inc., an indirect wholly-owned subsidiary of America's Community Bankers (ACB) (formerly Savings & Community Bankers of America).

  As compensation for the Advisor's services, the Fund pays an investment advisory fee monthly

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion. The Adviser voluntarily waived 100% of its fee for the year ended October 31, 1995. The waiver amounted to $62,352.

  The fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1.5 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the year ended October 31, 1995. The waiver amounted to $1,734,611.

  The fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 57% of its fee for the year ended October 31, 1995. The waiver amounted to $384,634.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services Co. (Sponsor), which is equally owned by two general partners, Shay Financial Services, Inc. and ACB Securities, Inc. (formerly SCBA Securities, Inc.), serves as the Fund's sponsor. Shay Financial Services, Inc. is controlled by Rodger D. Shay, the President of the Fund. The other half interest in the Sponsor is held by ACB Securities, Inc., an indirect wholly-owned subsidiary of ACB.

  As compensation for the Sponsor's distribution services, the Fund pays the Sponsor a distribution fee monthly based upon an annual percentage of the average daily net assets of each portfolio as follows:

  The fee rate for each of the Money Market Portfolio and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion and .075% of such combined net assets in excess of $2 billion.

  The fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Sponsor voluntarily waived approximately 40% of its fee for the year ended October 31, 1995. The waiver amounted to $867,305.

  The fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million and .075% of such net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

C. The Fund is authorized to issue 6 billion shares of common stock, par value $.001 per share, of which 4 billion shares are of the Money Market Portfolio and 500 million shares are of each of the other four Portfolios.

Transactions in shares of the Fund for the years ended October 31, 1995 and 1994 were as follows:

----------------------------------------------------------------------------------------------------
                                                   MONEY MARKET              SHORT U.S. GOVERNMENT
                                                     PORTFOLIO                SECURITIES PORTFOLIO
                                            --------------------------------------------------------
                                                1995           1994            1995         1994
----------------------------------------------------------------------------------------------------
Sale of shares............................   389,839,779    785,801,344      2,982,085     5,977,808
Shares issued to stockholders in
  reinvestment of dividends...............     1,752,434      1,826,082        520,236       602,153
Shares repurchased........................  (437,694,716)  (812,579,510)    (5,044,075)  (11,018,078)
                                            ------------   ------------     ----------   -----------
Net decrease..............................   (46,102,503)   (24,952,084)    (1,541,754)   (4,438,117)
Shares outstanding:
  Beginning of year.......................    82,971,873    107,923,957     17,207,893    21,646,010
                                            ------------   ------------     ----------   -----------
  End of year.............................    36,869,370     82,971,873     15,666,139    17,207,893
                                            =============  =============    ==========   ============

----------------------------------------------------------------------------------------------------

                                             ADJUSTABLE RATE MORTGAGE        INTERMEDIATE MORTGAGE
                                                  (ARM) PORTFOLIO             SECURITIES PORTFOLIO
                                            --------------------------------------------------------
                                                1995           1994            1995         1994
----------------------------------------------------------------------------------------------------
Sale of shares............................    31,767,897     74,943,848        235,385     4,891,825
Shares issued to stockholders in
  reinvestment of dividends...............     2,735,804      3,629,741        789,781       767,850
Shares repurchased........................   (51,689,731)  (128,547,313)    (4,541,737)   (4,629,250)
                                            ------------   ------------     ----------   -----------
Net increase (decrease)...................   (17,186,030)   (49,973,724)    (3,516,571)    1,030,425
Shares outstanding:
  Beginning of year.......................   106,899,464    156,873,188     22,840,619    21,810,194
                                            ------------   ------------     ----------   -----------
  End of year.............................    89,713,434    106,899,464     19,324,048    22,840,619
                                            =============  =============    ==========   ============
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                                U.S. GOVERNMENT
                                                                                   MORTGAGE
                                                                             SECURITIES PORTFOLIO
                                                                            -----------------------
                                                                              1995          1994
---------------------------------------------------------------------------------------------------
Sale of shares............................................................    243,512     1,027,504
Shares issued to stockholders in reinvestment of dividends................    180,463       237,833
Shares repurchased........................................................   (520,356)   (3,581,490)
                                                                            ---------    ----------
Net decrease..............................................................    (96,381)   (2,316,153)
Shares outstanding:
  Beginning of year.......................................................  5,925,213     8,241,366
                                                                            ---------    ----------
  End of year.............................................................  5,828,832     5,925,213
                                                                            =========    ==========

---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

D. At October 31, 1995, NET ASSETS consisted of the following:

---------------------------------------------------------------------------------------------------------
                                          SHORT U.S.                      INTERMEDIATE    U.S. GOVERNMENT
                                          GOVERNMENT    ADJUSTABLE RATE       MORTGAGE           MORTGAGE
                         MONEY MARKET     SECURITIES           MORTGAGE     SECURITIES         SECURITIES
                            PORTFOLIO      PORTFOLIO    (ARM) PORTFOLIO      PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------
Capital paid in........  $ 36,869,370   $181,861,100     $ 910,580,228    $202,103,985      $63,755,818
Accumulated net
  realized losses......           -0-    (17,930,495)      (24,492,352)    (18,598,632)      (4,047,764)
Undistributed net
  investment income....           -0-            -0-               -0-             -0-              -0-
Net unrealized
  appreciation of
  investments..........           -0-      3,412,451         5,450,321       3,581,926        2,550,444
                          -----------   ------------      ------------    ------------      -----------
                         $ 36,869,370   $167,343,056     $ 891,538,197    $187,087,279      $62,258,498
                          ===========   ============      ============    ============      ===========
---------------------------------------------------------------------------------------------------------

E. For tax purposes at October 31, 1995, the Short U.S. Government Securities Portfolio had a capital loss carryforward of $17,920,079, of which $87,032 expires in 1996, $8,161,004 expires in 1997, $4,590,496 expires in 1998,
$4,615,249 expires in 2002, and $466,298 expires in 2003. The Adjustable Rate Mortgage (ARM) Portfolio had a capital loss carryforward of $19,682,479, of which $1,067,764 expires in 2000, $5,932,937 expires in 2001, $8,006,883 expires in 2002, and $4,674,895 expires in 2003. The Intermediate Mortgage Securities Portfolio had a capital loss carryforward of $18,276,565, of which $2,703,680 expires in 1996, $2,760,938 expires in 1997, $1,415,174 expires in 1998,
$9,464,083 expires in 2002, and $1,932,690 expires in 2003. The U.S. Government Mortgage Securities Portfolio had a capital loss carryforward of $4,084,681, of which $3,353,457 expires in 2002 and $731,224 expires in 2003. All losses are available to offset future realized capital gains, if any.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

F. For the year ended October 31, 1995, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:

------------------------------------------------------------------------------------------------------
                                                           ADJUSTABLE                         U.S.
                                           SHORT U.S.         RATE        INTERMEDIATE     GOVERNMENT
                                           GOVERNMENT       MORTGAGE        MORTGAGE        MORTGAGE
                                           SECURITIES        (ARM)         SECURITIES      SECURITIES
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------
Purchases:
  U.S. Government obligations..........   $178,533,438    $475,194,933    $245,053,262    $ 99,627,807
  Other securities.....................            -0-     139,837,666             -0-             -0-
                                          ------------    ------------    ------------    ------------
     Total purchases...................   $178,533,438    $615,032,599    $245,053,262    $ 99,627,807
                                          =============   =============   =============   =============
Sales and maturities:
  U.S. Government obligations..........   $183,434,688    $392,647,936    $216,425,125    $102,628,337
  Other securities.....................            -0-     269,282,949      32,557,095             -0-
                                          ------------    ------------    ------------    ------------
     Total sales and maturities........   $183,434,688    $661,930,885    $248,982,220    $102,628,337
                                          =============   =============   =============   =============
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To the Shareholders and Directors
of Asset Management Fund, Inc.

We have audited the accompanying statements of net assets of Asset Management Fund, Inc. (comprising, respectively, the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities, and U.S. Government Mortgage Securities Portfolios) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Asset Management Fund, Inc. as of October 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 29, 1995

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund, Inc., including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES CO.
111 East Wacker Drive/Chicago, IL 60601
800-527-3713

9200 South Dadeland Boulevard/Miami, FL 33156
800-327-6190

725 Church Street/Lynchburg, VA 24505
800-955-7429

315 Post Road West/Westport, CT 06880
800-456-8232

5605 North MacArthur Blvd./Irving, TX 75038
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

580 California Street/San Francisco, CA 94104
800-227-5566

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPONSOR
Shay Financial Services Co.
111 East Wacker Drive
Chicago, IL 60601

INVESTMENT ADVISER
Shay Assets Management Co.
111 East Wacker Drive
Chicago, IL 60601

ADMINISTRATOR AND TRANSFER AGENT
  AND SHAREHOLDER SERVICE AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
PNC Bank
17th & Chestnut Streets
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA 19103

DIRECTORS AND OFFICERS
Arthur G. De Russo
Director

Wendell L. Evans, Jr.
Director

David F. Holland
Director

Leon T. Kendall
Director and Chairman

Gerald J. Levy
Director

Rodger D. Shay
President and Director

Edward E. Sammons, Jr.
Vice President, Treasurer and Secretary

Doris J. Pavel
Assistant Secretary